Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2024
Financial Instruments [Abstract]
Schedule of Lowest Level of Input	As required by IFRS 13, the assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
	Fair value as at March 31, 2024
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$152,942	$-	$-	$152,942
Short-term investments - money market instruments	30,620	-	-	30,620
Investments in public companies	41,818	-	1,217	43,035
Investments in private companies	-	-	3,219	3,219
	Fair value as at March 31, 2023
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$145,692	$-	$-	$145,692
Short-term investments - money market instruments	53,829	-	-	53,829
Investments in public companies	12,314	-	-	12,314
Investments in private companies	-	-	3,226	3,226

Schedule of Remaining Contractual Maturities of Financial Liabilities	The following summarizes the remaining contractual maturities of the Company’s financial liabilities and operating commitments on an undiscounted basis.
	March 31, 2024
	Within a year	2-5 years	Over 5 years	Total
Accounts payable and accrued liabilities	$41,797	$-	$-	$41,797
Lease obligation	284	1,095	338	1,717
Deposits received	4,223	-	-	4,223
Total Contractual Obligation	$46,304	$1,095	$338	$47,737

Schedule of Net Income Due to the Exchange Rates	The Company currently does not engage in foreign exchange currency hedging. The sensitivity of the Company’s net income due to the exchange rates of the Canadian dollar against the U.S. dollar and the Australian dollar as at March 31, 2024 is summarized as follows:
	Cash and cash equivalents	Short-term investments	Other investments	Accounts payable and accrued liabilities	Net financial assets exposure	Effect of +/- 10% change in currency
US dollar	$87,557	$1,329	$2,594	$(169)	$91,311	$9,131
Australian dollar	381	-	30,965	(737)	30,609	3,061
	$87,938	$1,329	$33,559	$(906)	$121,920	$12,192